BORROWING, FINANCING AND DEBENTURES - Schedule of detailed information about borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
BORROWING, FINANCING AND DEBENTURES
Annual percentage interest rate	13.65%
Debentures maturity on July 21, 2027 [member] | BRL
BORROWING, FINANCING AND DEBENTURES
Borrowings, Interest rate basis	CDI
Borrowings, adjustment to interest rate basis	1.65%
Borrowings, effective interest rate basis	CDI
Borrowings, adjustment to effective interest rate basis	1.65%
Debentures maturity on September 14, 2027 [member] | BRL
BORROWING, FINANCING AND DEBENTURES
Borrowings, Interest rate basis	CDI
Borrowings, adjustment to interest rate basis	0.80%
Borrowings, effective interest rate basis	CDI
Borrowings, adjustment to effective interest rate basis	0.80%
Debentures maturity on September 14, 2029 [member] | BRL
BORROWING, FINANCING AND DEBENTURES
Borrowings, Interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	6.80%
Borrowings, effective interest rate basis	CDI
Borrowings, adjustment to effective interest rate basis	1.34%
Debentures maturity on September 14, 2032 [member] | BRL
BORROWING, FINANCING AND DEBENTURES
Borrowings, Interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	6.90%
Borrowings, effective interest rate basis	CDI
Borrowings, adjustment to effective interest rate basis	1.60%
Business notes [member] | BRL
BORROWING, FINANCING AND DEBENTURES
Borrowings, Interest rate basis	CDI
Borrowings, adjustment to interest rate basis	1.55%
Borrowings, effective interest rate basis	CDI
Borrowings, adjustment to effective interest rate basis	1.55%
Working capital loan [member] | British Pounds | Operations The Body Shop [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, Interest rate basis	Sonia
Borrowings, adjustment to interest rate basis	2.90%
Borrowings, effective interest rate basis	Sonia
Borrowings, adjustment to effective interest rate basis	2.90%
Working capital loan [member] | USD | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Borrowings, Interest rate basis	SOFR
Borrowings, adjustment to interest rate basis	2.47%
Borrowings, effective interest rate basis	SOFR
Borrowings, adjustment to effective interest rate basis	2.47%
Notes - Avon [Member] | Notes maturing March 2023 [member] | USD
BORROWING, FINANCING AND DEBENTURES
Annual percentage interest rate	6.45%
Borrowings effective interest rate	6.45%
Notes - Avon [Member] | Notes maturing March 2043 [member] | USD
BORROWING, FINANCING AND DEBENTURES
Annual percentage interest rate	8.45%
Borrowings effective interest rate	8.45%
Notes - Lux [Member] | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Annual percentage interest rate	6.00%
Notes - Lux [Member] | USD
BORROWING, FINANCING AND DEBENTURES
Annual percentage interest rate	6.00%
Borrowings effective interest rate	6.125%
Notes [member] | USD
BORROWING, FINANCING AND DEBENTURES
Annual percentage interest rate	4.125%
Borrowings, Interest rate basis	CDI
Borrowings, adjustment to interest rate basis	3.33%
Borrowings, effective interest rate basis	CDI
Borrowings, adjustment to effective interest rate basis	3.33%